Operating Leases (Tables) - Mann- India Technologies Private Limited [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Schedule of Supplemental Balance Sheet Information

As at March 31, 2019
(Unaudited)
Operating Lease
Operating lease right-of-use assets	$579,446
$579,446

Operating lease liabilities - Current	$117,545
Operating lease liabilities - Non Current	467,662
Total operating lease liabilities	$585,207

Schedule ofComponents of Lease Cost

The components of lease cost, which are included in the Company’s unaudited statements of operations, are as follows:

Lease cost	Three months period ended March 31, 2019
Operating lease	$33,080
$33,080

Schedule of Maturities of lease Liabilities
The Company determines the incremental borrowing rate by adjusting the benchmark reference rates with appropriate financing spreads and lease specific adjustments for the effects of collateral.

Maturities of lease liabilities as of March 31, 2019 are as follows:	Operating leases
2019 (April 1 - December 31)	$87,125
2020	122,343
2021	125,670
2022	131,611
2023	140,695
2024	144,520
2025 and thereafter	163,494
Total lease payments	915,458
Less: Imputed interest	330,252
Present value of lease liabilities	$585,207

Year ending December 31,	Operating leases
2019	$61,100
2020	23,065
Total minimum lease payments	$84,165

Schedule of Future Minimum Lease Payments Under Non-Cancellable Operating Leases

Future minimum lease payments under non-cancellable operating leases (with initial or remaining lease terms in excess of one year) as of December 31, 2018 was as follows:

Year ending December 31,	Operating leases
2019	$61,100
2020	23,065
Total minimum lease payments	$84,165